WARRANT LIABILITY (Details 1) - Series B Warrants [Member] - $ / shares		12 Months Ended
	Oct. 03, 2023	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Exercise price	$ 2.26	$ 2.26
Share price	$ 1.97	$ 0.56
Expected life	3 years 3 days	2 years 6 months 3 days
Expected volatility	90.40%	101.72%
Risk free interest rate	4.95%	4.49%
Expected dividend